FINANCIAL RISK MANAGEMENT - Foreign Currency Risk (Details) - Currency risk $ in Thousands	12 Months Ended
Dec. 31, 2019 CLP ($)
Net exposure of assets and liabilities in foreign currency
Derivative financial liabilities	$ 258,679,281
Financial liabilities net of assets and net of derivative contracts	10,867,119
USD
Net exposure of assets and liabilities in foreign currency
Gross financial assets subject to offsetting	$ 16,733,249
Percentage of US denominated financial liabilities with derivative cross currency swaps	100.00%
Public and Bank liabilities
Net exposure of assets and liabilities in foreign currency
Gross financial liabilities subject to offsetting	$ 275,412,530
Argentina | Public and Bank liabilities
Net exposure of assets and liabilities in foreign currency
Gross financial liabilities subject to offsetting	$ 275,412,530